Insurance contracts linked to pensions	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Insurance contracts linked to pensions	Insurance contracts linked to pensions
The detail of Insurance contracts linked to pensions in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Assets relating to insurance contracts covering post-employment benefit plan obligations:
Banco Santander, S.A.	67	81	93
	67	81	93